                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               --------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 750 Lexington Avenue
         30th Floor
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage
Title: Vice President, Secretary and Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:

   /s/ Khalil Barrage     New York, New York   November 13, 2009
-----------------------   ------------------   -----------------
      [Signature]           [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                      FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         47

Form 13F Information Table Value Total:   $364,275
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

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FORM 13F INFORMATION TABLE
PERIOD ENDING SEPTEMBER 30, 2009

Column 1                         Column 2       Column 3    Column 4      Column 5
---------------------------- ---------------- ------------ ---------- ------------------
                                                              VALUE    SHRS OR  SH/ PUT/
NAME OF ISSUER                TITLE OR CLASS     CUSIP     (x $1,000)  PRN AMT  PRN CALL
---------------------------- ---------------- ------------ ---------- --------- --- ----
ACORDA THERAPEUTICS INC             COM       00484M 10 6    34,454   1,480,000  SH
ACORDA THERAPEUTICS INC            CALL       00484M 90 6        47       2,000     CALL
AK STL HLDG CORP                    COM       001547 10 8     2,960     150,000  SH
ALEXION PHARMACEUTICALS INC         COM       015351 10 9    42,313     950,000  SH
ANTIGENICS INC DEL                  COM       037032 10 9     5,589   2,700,000  SH
ANTIGENICS INC DEL            NOTE 5.250% 2/0 037032 AC 3       910   2,290,000  SH
AUXILIUM PHARMACEUTICALS INC        COM       05334D 10 7    41,907   1,225,000  SH
BANK OF AMERICA CORPORATION         COM       60505 10 4     13,536     800,000  SH
CAPITALSOURCE INC                   COM       14055X 10 2     4,123     950,000  SH
CITIGROUP INC                       COM       172967 10 1     1,210     250,000  SH
CROWN CASTLE INTL CORP              COM       228227 1 04     9,408     300,000  SH
DELTEK INC                          COM       24784L 10 5     3,076     400,000  SH
ELAN PLC                           CALL       284131 90 8        36       5,000     CALL
ELAN PLC                            ADR       284131 20 8     3,555     500,000  SH
EXPRESS SCRIPTS INC                 COM       302182 10 0    21,335     275,000  SH
GOLDMAN SACHS GROUP INC             COM       38141G104       9,218      50,000  SH
GOOGLE INC                         CL A       38259P 50 8    17,355      35,000  SH
INCYTE CORP                         COM       45337C 10 2     2,363     350,000  SH
INTEROIL CORP                       COM       460951 10 6     3,928     100,000  SH
JARDEN CORP                         COM       471109 10 8     5,614     200,000  SH
LAMAR ADVERTISING CO               CL A       512815 10 1     9,604     350,000  SH
LAZARD LTD                         SHS A      G54050 10 2     4,131     100,000  SH
LEXICON PHARMACEUTICALS INC         COM       528872 10 4     8,288   3,891,108  SH
MARTIN MARIETTA MATLS INC           COM       573284 10 6    11,555     125,500  SH
MASTERCARD INC                     CL A       57636Q 10 4    19,204      95,000  SH
MEKTAR THERAPEUTICS                 COM       640268 10 8     6,331     650,000  SH
METLIFE INC                        CALL       59156R 90 8        37       1,000     CALL
MICROVISION INC DEL          *W EXP 07/23/201 594960 16 3       721     360,515  SH
MORGAN STANLEY                    COM NEW     617446 44 8     5,404     175,000  SH
ONYX PHARMACEUTICALS INC            COM       683399 10 9     8,991     300,000  SH
ONYX PHARMACEUTICALS INC           CALL       683399 90 9        30       1,000     CALL
PALATIN TECHNOLOGIES INC          COM NEW     696077 30 4       408   1,200,000  SH
PRIMUS TELECOM                      COM       741929103          44   2,655,000  SH
PROSHARES TR                 PSHS ULTSH 20YRS 74347R 29 7     2,201      50,000  SH
PROSHARES TR                 PSHS ULSHT SP500 874347R 88 3    2,020      50,000  SH
QUALCOMM INC                        COM       747525 10 3    19,117     425,000  SH
RESEARCH IN MOTION LTD              COM       7760975 10 2    4,058      60,000  SH
SAKS INC                            COM       79377W 10 8     1,194     175,000  SH
TRANSITION THERAPEUTICS INC       COM NEW     893716 20 9     8,130   1,000,000  SH
U S AIRWAYS GROUP INC               COM       90341W 10 8     2,350     500,000  SH
UNITED STATES NATL GAS FUND        UNIT       912318 10 2     2,348     200,000  SH
UNITEDHEALTH GROUP INC              COM       91324P 10 2     4,006     160,000  SH
US AIRWAYS GROUP INC          NOTE 7.250% 5/1 911905 AC 1     2,535   2,000,000  SH
VISA INC                         COM CL A     92826C 83 9     5,529      80,000  SH
VULCAN MATLS CO                     COM       929160 10 9     5,407     100,000  SH
VULCAN MATLS CO                    CALL       929160 90 9        27         500     CALL
WELLPOINT INC                       COM       94973V 10 7     7,672     162,000  SH